Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Warrants

Note 9 — Warrants

SVB Common Stock Warrant

On February 3, 2023, in conjunction with the LSA, the Company issued Initial Warrants to purchase 32,720 shares of common stock of the Company, and a contingent right to obtain an additional 16,360 shares of the common stock upon the nonoccurrence of the Interest Only Milestone as mentioned above. The Additional Warrants are subject to the same terms as the Initial Warrants (collectively “SVB Warrants”). As of June 30, 2024, the Additional Warrants had not been distributed. All the Additional Warrants were distributed as of June 30, 2023.

The exercise price of the SVB Warrants is $7.97 per share. The warrants are fully exercisable and will expire on February 3, 2033.

Pre-funded Warrants

On June 25, 2024, in conjunction with the Series E Preferred Stock exchange agreement (refer to Note 12-Mezzanine Equity and Stockholders’ Deficit), the Company issued to a certain investor 207,902 shares of pre-funded warrants to purchase 207,902 shares of Series E Preferred Stock, in exchange of the investor’s existing holding of 207,902 shares of Series E Preferred Stock.

The exercise price of the pre-funded warrants is $0.001 per share. The pre-funded warrants are exercisable, at the option of the holder, on any day on or after the issuance date, in whole or in part. As an alternative to immediate cash payment, the investor may elect to exercise the pre-funded warrant through a cashless exercise.

Note 9 — Warrants

SVB Common Stock Warrant

On February 3, 2023, in conjunction with the LSA, the Company issued Initial Warrants to purchase 32,720 shares of common stock of the Company, and a contingent right to obtain an additional 16,360 shares of the common stock upon the nonoccurrence of the Interest Only Milestone as mentioned above. The Additional Warrants are subject to the same terms as the Initial Warrants (collectively “SVB Warrants”). As of December 31, 2023, all the Additional Warrants had been distributed.

The exercise price of the SVB Warrants is $7.97 per share. The warrants are fully exercisable and will expire on February 3, 2033.